Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and Other Receivables
Schedule of trade and other receivables

	As of
	December 31,
	2023	2024
Due from charterers	6,374	1,008
Accrued income	8,708	8,348
Insurance claims	3,433	375
Other receivables	5,929	3,652
Total	24,444	13,383